Stock-Based Compensation - Summary of Stock Option Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Stock Options
Beginning balance (in shares)	422,500
Granted (in shares)	0	0
Forfeited (in shares)	0
Exercised (in shares)	(250,000)
Ending balance (in shares)	172,500
Vested and expected to vest (in shares)	172,500
Exercisable (in shares)	0	0	0
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 17.51
Granted (in dollars per share)	0
Forfeited (in dollars per share)	0
Exercised (in dollars per share)	15.53
Ending balance (in dollars per share)	20.37
Vested and expected to vest (in dollars per share)	20.37
Exercisable (in dollars per share)	$ 0
Weighted Average Remaining Contractual Term
Outstanding at end of period	5 years 4 months 9 days
Vested and expected to vest	5 years 4 months 9 days
Aggregate Intrinsic Value
Vested and expected to vest	$ 0
Exercisable	0
Intrinsic value of stock options exercised	$ 3